Ordinary Shares (Details) - USD ($)	Oct. 27, 2023	Jul. 02, 2021	Feb. 09, 2021
Ordinary Shares (Details) [Line Items]
Ordinary share per share (in Dollars per share)	$ 0.01
Class A Ordinary Shares [Member]
Ordinary Shares (Details) [Line Items]
Ordinary shares issued			106,509
Non controlling interests			6.45%
Class A Ordinary Shares [Member] | Initial Public Offering [Member]
Ordinary Shares (Details) [Line Items]
Ordinary shares issued		620,000
Shares price per share (in Dollars per share)		$ 60
Aggregate amount (in Dollars)		$ 34,839,398
Purchase price		620,000
Underwriting discounts (in Dollars)		$ 37,200,000
Joya Enterprises Limited [Member]
Ordinary Shares (Details) [Line Items]
Ordinary shares issued	10
Ordinary shares, par value (in Dollars per share)	$ 0.001